Related parties - Transactions with subsidiaries and joint ventures (Details) $ in Millions	Mar. 24, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Consideration paid (received)	$ 21.5
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 3.3